As filed with the Securities and Exchange Commission on July 25, 1997


                                             Registration Nos. 811-4303; 2-97765
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                  ------------


                         POST-EFFECTIVE AMENDMENT NO. 20


                                       to

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                                  ------------

                         THE GUARDIAN SEPARATE ACCOUNT B
                              (Exact name of trust)

                                  ------------

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)

                 201 Park Avenue South, New York, New York 10003
          (Complete address of depositor's principal executive offices)

                                  ------------

                          RICHARD T. POTTER, JR., ESQ.

                 The Guardian Insurance & Annuity Company, Inc.
                              201 Park Avenue South
                            New York, New York 10003

                (Name and complete address of agent for service)

                                    Copy to:

                              STEPHEN E. ROTH, ESQ.
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                                  ------------

     It is proposed that this filing will become effective (check appropriate box):


             |X|    immediately upon filing pursuant to paragraph (b), or
             |_|    on (date) pursuant to paragraph (b)
             |_|    60 days after filing pursuant to paragraph (a)(i), or
             |_|    on (date) pursuant to paragraph (a)(i) of Rule 485


     If appropriate, check the following box:


             |_|    this post-effective  amendment  designates a new effective
                    date  for  a  previously  filed  post-effective   amendment.

                                  ------------

      The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on February 26, 1997.

This post-effective amendment is being filed solely to satisfy the requirements of Section 26(e)(2)(A) of the Investment Company Act of 1940.

The contents of Registrant's previously filed registration statement, Post-Effective Amendment No. 19 to the Registration Statement on Form S-6 of The Guardian Separate Account B, filed April 29, 1997 (File No. 2-97765), are incorporated by reference herein in their entirety.

The following undertaking is added to Part II - Undertakings and
Representations:

The Guardian Insurance & Annuity Company, Inc. hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Guardian Insurance & Annuity Company, Inc.


================================================================================

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The Guardian Separate Account B, certifies that it meets all of the requirements for effectiveness of this Amendment pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 20 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 25th day of July, 1997.


                              THE GUARDIAN SEPARATE ACCOUNT B
                                    (Registrant)


                              THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                   (Depositor)


                              By   /s/ THOMAS R. HICKEY, JR.
                                 ------------------------------
                                       THOMAS R. HICKEY, JR.
                                    VICE PRESIDENT, OPERATIONS

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the dates indicated.

                      JOSEPH D. SARGENT*           President, Chief Executive
                       Joseph D. Sargent           Officer and Director
                 Principal Executive Officer

                       FRANK J. JONES*             Senior Vice President and
                        Frank J. Jones             Chief Investment Officer
                  Principal Financial Officer

                        FRANK L. PEPE*             Vice President and Controller
                         Frank L. Pepe
                 Principal Accounting Officer

                        JOHN M. SMITH*             Executive Vice President and
                         John M. Smith             Director

                        EDWARD K. KANE*            Senior Vice President and
                        Edward K. Kane             Director

                       PHILIP H. DUTTER*           Director
                       Philip H. Dutter

                      ARTHUR V. FERRARA*           Director
                      Arthur V.  Ferrara

                        LEO R. FUTIA*              Director
                         Leo R. Futia

                       Peter L. Hutchings          Director

                      WILLIAM C. WARREN*           Director
                       William C. Warren


         *By:    /s/ Thomas R. Hickey, Jr.         Date: July 25, 1997
                -------------------------------
                     Thomas R. Hickey, Jr.
                  Vice President, Operations
                Pursuant to a Power of Attorney